Related Party Transactions, PIPE Investors Notes (Details) - PIPE Investors [Member] - USD ($) $ in Millions	7 Months Ended
	Aug. 03, 2022	Jan. 31, 2023
Related Party Transaction [Line Items]
Payment-in-kind interest	$ 0.2
Principal value of related notes owed		$ 4.8